Related party transactions - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation		€ 29
Key management
Disclosure of transactions between related parties [line items]
Key management personnel compensation		44
Key management personnel compensation, share-based payment expense		19
Key management personnel compensation, short-term employee benefits		12
Key management personnel compensation, pension and similar benefits		4
Key management | PSA
Disclosure of transactions between related parties [line items]
Key management personnel compensation			€ 48
Key management personnel compensation, share-based payment expense			8
Key management personnel compensation, pension and similar benefits			€ 5
Dongfeng Peugeot Citroën Auto Finance Company | Joint arrangements
Disclosure of transactions between related parties [line items]
Commitments made by entity	€ 198
Commitments made by entity, period	18 years
Outstanding commitments made by entity		€ 166